ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

August 4, 2023 VIA EDGAR	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Income Trust (the “Registrant”)

(Registration Nos. 002-96408 and 811-04254)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to Western Asset Intermediate-Term Municipals Fund, Western Asset New Jersey Municipals Fund, Western Asset New York Municipals Fund and Western Asset Pennsylvania Municipals Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 397 to the Registrant’s Registration Statement (“Amendment No. 397”), and (b) that Amendment No. 397 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann